Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 9,264
2014	7,858
2015	6,612
2016	8,491
2017	8,531
2018 - 2022	39,868
Total	$ 80,624